Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2022
Other Payables and Accrued Expenses [Abstract]
Other Payables and Accrued Expenses
Note 9 - Other Payables and Accrued Expenses

	December 31	December 31
	2022	2021
	USD thousands	USD thousands
Employees and related institutions	6,363	4,973
Vacation and convalescence	1,127	1,246
Accrued expenses and other	3,070	1,819
Government institutions	398	367

	10,958	8,405